Segmented Information - Summary of Results by Business Segment (Detail) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2020	Sep. 30, 2020	Oct. 31, 2019	Sep. 30, 2019	Oct. 31, 2018	Sep. 30, 2018
Disclosure of operating segments [line items]
Net interest income (loss)		$ 25,611		$ 23,931		$ 22,239
Non-interest income (loss)		18,035		17,134		16,653
Total revenue		43,646		41,065		38,892
Provision for (recovery of) credit losses		7,242		3,029		2,480
Insurance claims and related expenses		2,886		2,787		2,444
Non-interest expenses		21,604		22,020		20,195
Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade		11,914		13,229		13,773
Provision for (recovery of) income taxes		1,152		2,735		3,182
Net income (loss)	[1]	11,895		11,686		11,334
Total assets		1,715,865		1,415,290		1,334,903
TD Ameritrade [member]
Disclosure of operating segments [line items]
Total revenue			$ 8,075		$ 7,983		$ 7,000
Provision for (recovery of) income taxes			910		957		535
Equity in net income of an investment in TD Ameritrade		1,133		1,192		743
Net income (loss)			2,729		2,931		$ 1,897
Total assets			$ 75,231		$ 57,671
Canadian Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		12,061		12,349		11,576
Non-interest income (loss)		12,272		11,877		11,137
Total revenue		24,333		24,226		22,713
Provision for (recovery of) credit losses		2,746		1,306		998
Insurance claims and related expenses		2,886		2,787		2,444
Non-interest expenses		10,441		10,735		9,473
Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade		8,260		9,398		9,798
Provision for (recovery of) income taxes		2,234		2,535		2,615
Net income (loss)		6,026		6,863		7,183
Total assets		472,370		452,163		433,960
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)		8,834		8,951		8,176
Non-interest income (loss)		2,438		2,840		2,768
Total revenue		11,272		11,791		10,944
Provision for (recovery of) credit losses		2,925		1,082		917
Non-interest expenses		6,579		6,411		6,100
Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade		1,768		4,298		3,927
Provision for (recovery of) income taxes		(167)		471		432
Net income (loss)		3,026		4,981		4,188
Total assets		566,629		436,086		417,292
U.S. Retail [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		1,091		1,154		693
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)		1,990		911		1,150
Non-interest income (loss)		2,968		2,320		2,367
Total revenue		4,958		3,231		3,517
Provision for (recovery of) credit losses		508		44		3
Non-interest expenses		2,518		2,393		2,125
Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade		1,932		794		1,389
Provision for (recovery of) income taxes		514		186		335
Net income (loss)		1,418		608		1,054
Total assets		512,886		458,420		425,909
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)		2,726		1,720		1,337
Non-interest income (loss)		357		97		381
Total revenue		3,083		1,817		1,718
Provision for (recovery of) credit losses		1,063		597		562
Non-interest expenses		2,066		2,481		2,497
Income (loss) before income taxes and equity in net income of an investment in TD Ameritrade		(46)		(1,261)		(1,341)
Provision for (recovery of) income taxes		(1,429)		(457)		(200)
Net income (loss)		1,425		(766)		(1,091)
Total assets		163,980		68,621		57,742
Corporate [member] | TD Ameritrade [member]
Disclosure of operating segments [line items]
Equity in net income of an investment in TD Ameritrade		$ 42		$ 38		$ 50

[1]	The amounts are net of income tax provisions (recoveries) presented in the following table.